Employee benefits liabilities - Disclosure of changes in net defined benefit obligations for healthcare and life insurance plans and other post-employment benefits (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of period	€ 3,531
Other:
Net defined benefit liability (asset), end of period	3,538	€ 3,531
Projected benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of period	26,179
Other:
Net defined benefit liability (asset), end of period	25,932	26,179
Health care and life insurance plans
Disclosure of net defined benefit liability (asset) [line items]
Included in the Consolidated Income Statement	143	92	€ 81
Health care and life insurance plans | Projected benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of period	1,722	2,258
Included in the Consolidated Income Statement	143	92
Actuarial (gains)/losses from:
Demographic and other assumptions	25	45
Financial assumptions	40	(565)
Effect of movements in exchange rates	(53)	118
Other:
Benefits paid	(130)	(136)
Net defined benefit liability (asset), end of period	1,697	1,722	2,258
Other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Included in the Consolidated Income Statement	60	(34)	23
Other post-employment benefits | Projected benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of period	805	1,125
Included in the Consolidated Income Statement	60	(34)
Actuarial (gains)/losses from:
Demographic and other assumptions	27	(49)
Financial assumptions	(29)	(279)
Effect of movements in exchange rates	(4)	1
Other:
Benefits paid	(47)	(56)
Other changes	9	(1)
Net defined benefit liability (asset), end of period	€ 767	€ 805	€ 1,125